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                      (BASS, BERRY & SIMS PLC LETTERHEAD)



                                October 11, 2005


Via Edgar
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attn.: Filing Desk


     RE: HEALTHSPRING, INC.
         REGISTRATION STATEMENT ON FORM S-1

Ladies & Gentlemen:

     On behalf of HealthSpring, Inc. (the "Company"), we attach for filing the Company's Registration Statement on Form S-1, with exhibits.

     Please direct any questions that you may have regarding this filing to Jim Jenkins of this firm at (615) 742-6236 or the undersigned at (615) 742-7765.


                                         Sincerely,



                                         /s/ Ryan D. Thomas

                                         RYAN D. THOMAS

RDT:rmr

Enclosure